Changes in consolidated statements of comprehensive income (Tables)	12 Months Ended
Dec. 31, 2020
Comprehensive income [abstract]
Comprehensive income
(USD millions)	Note	Fair value adjustments on financial instruments	Actuarial gains/(losses) from defined benefit plans	Cumulative currency translation effects	Total value adjustments attributable to Novartis AG shareholders	Non- controlling interest	Total value adjustments

Value adjustments at December 31, 2017, as previously reported		395	– 5 064	329	– 4 340	– 21	– 4 361

Impact of adoption of IFRS 9 on retained earnings and OCI		– 177			– 177		– 177

Restated value adjustments at January 1, 2018		218	– 5 064	329	– 4 517	– 21	– 4 538

Fair value adjustments on deferred cash flow hedges, net of taxes of USD -1 million		12			12		12

Fair value adjustments on equity securities, net of taxes of USD -5 million [1]		13			13		13

Net investment hedge				95	95		95

Defined benefit plans, net of taxes of USD 69 million			– 359		– 359		– 359

Currency translation effects	8.1			320	320	– 5	315

Total value adjustments in 2018		25	– 359	415	81	– 5	76

Fair value adjustments on equity securities sold, reclassified to retained earnings		– 16			– 16		– 16

Value adjustments at December 31, 2018		227	– 5 423	744	– 4 452	– 26	– 4 478

Fair value adjustments on deferred cash flow hedges		1			1		1

Fair value adjustments on debt securities		1			1		1

Fair value adjustments on equity securities, net of taxes of USD 47 million [1]		– 47			– 47		– 47

Net investment hedge				44	44		44

Defined benefit plans, net of taxes of USD -313 million [2]			– 466		– 466	– 1	– 467

Currency translation effects	8.1			354	354	– 2	352

Total value adjustments in 2019		– 45	– 466	398	– 113	– 3	– 116

Fair value adjustments on equity securities sold, reclassified to retained earnings		– 95			– 95		– 95

Fair value adjustments related to divestments		33	– 30		3		3

Value adjustments at December 31, 2019		120	– 5 919	1 142	– 4 657	– 29	– 4 686

Fair value adjustments on equity securities, net of taxes of USD -36 million [1]		250			250		250

Net investment hedge				– 201	– 201		– 201

Defined benefit plans, net of taxes of USD -3 million			145		145	– 2	143

Currency translation effects	8.1			3 193	3 193	1	3 194

Total value adjustments in 2020		250	145	2 992	3 387	– 1	3 386

Fair value adjustments on equity securities sold, reclassified to retained earnings		– 150			– 150		– 150

Fair value adjustments related to divestments			2		2		2

Impact of change in ownership of consolidated entities			– 1		– 1	1

Value adjustments at December 31, 2020		220	– 5 773	4 134	– 1 419	– 29	– 1 448

[1] Includes fair value adjustments on equity securities designated as financial assets valued at fair value through other comprehensive income with no subsequent recycling into the consolidated income statement

[2] Included in 2019 is a USD -358 million impact related to the revaluation of deferred tax assets on Swiss post-employment benefits that were previously recognized through other comprehensive income. This revaluation resulted from the Swiss tax reforms enacted by the voters in 2019. Refer to Note 12 for additional disclosures.